Significant Accounting Policies (Details) - Schedule of useful life of property, plant and equipment	6 Months Ended
Sep. 30, 2021
Machinery [Member]
Significant Accounting Policies (Details) - Schedule of useful life of property, plant and equipment [Line Items]
Residual value rate	5.00%
Useful life	10 years
Electric equipment [Member]
Significant Accounting Policies (Details) - Schedule of useful life of property, plant and equipment [Line Items]
Residual value rate	5.00%
Office equipment [Member]
Significant Accounting Policies (Details) - Schedule of useful life of property, plant and equipment [Line Items]
Residual value rate	5.00%
Useful life	5 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of useful life of property, plant and equipment [Line Items]
Residual value rate	5.00%
Useful life	4 years
Leasehold improvement cost [Member]
Significant Accounting Policies (Details) - Schedule of useful life of property, plant and equipment [Line Items]
Residual value rate	5.00%
Minimum [Member] | Electric equipment [Member]
Significant Accounting Policies (Details) - Schedule of useful life of property, plant and equipment [Line Items]
Useful life	3 years
Minimum [Member] | Leasehold improvement cost [Member]
Significant Accounting Policies (Details) - Schedule of useful life of property, plant and equipment [Line Items]
Useful life	3 years
Maximum [Member] | Electric equipment [Member]
Significant Accounting Policies (Details) - Schedule of useful life of property, plant and equipment [Line Items]
Useful life	5 years
Maximum [Member] | Leasehold improvement cost [Member]
Significant Accounting Policies (Details) - Schedule of useful life of property, plant and equipment [Line Items]
Useful life	10 years